SIGNIFICANT TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2024	Nov. 01, 2024
Pacifico Seguros [Member]
Disclosure of detailed information about business combination [line items]
Transfer of ownership interest		50.00%
Grupo Credito [Member]
Disclosure of detailed information about business combination [line items]
Transfer of ownership interest		50.00%
Empresas Banmedica [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of ownership interest	50.00%
Percentage of interests to be acquired		50.00%
Pacifico EPS [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of ownership interest	50.00%